Summary of Significant Accounting Policies - Summary of common stock reflected on the balance sheet (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Contingently redeemable Class A Common Stock - Ending Balance	$ 117,300,000
Class A Common Stock Subject to Redemption
Gross Proceeds	115,000,000
Proceeds allocated to public warrants and private warrants	(10,614,500)
Issuance costs related to Class A common stock	(6,146,054)
Re-measurement of carrying value to redemption value	19,060,554
Contingently redeemable Class A Common Stock - Ending Balance	$ 117,300,000